Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS LIQUID ASSETS INC
Central Index Key	dei_EntityCentralIndexKey	0000030158
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
DREYFUS LIQUID ASSETS INC (First Prospectus Summary) | DREYFUS LIQUID ASSETS INC | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLAXX
DREYFUS LIQUID ASSETS INC (Second Prospectus Summary) | DREYFUS LIQUID ASSETS INC | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLATX